Parent Company Only Condensed Financial Information - Summary of Detailed Information about Parent Company Condensed Statements of Comprehensive Income (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Parent Company Condensed Statements of Comprehensive Income [Line Items]
Investment income	¥ 1,305,625	¥ 1,151,753	¥ 939,899
Total income	58,115,728	61,834,907	52,045,724
Total expenses
General and administrative expense	2,830,119	3,559,323	2,975,544
Credit impairment losses	16,550,465	6,643,727	3,035,188
Finance costs	(1,238,992)	(995,515)	(2,865,654)
Other gains/(losses) - net	(3,459)	(499,379)	(384,270)
Total expenses	45,102,457	38,434,729	34,136,219
Income before income tax expenses	13,013,271	23,400,178	17,909,505
Less: Income tax expenses	(4,238,232)	(6,691,118)	(5,633,265)
other comprehensive income/(loss)	8,775,039	16,709,060	12,276,240
Net profit attributable to:
Owners of the Company	8,699,369	16,804,380	12,354,114
Other comprehensive income/(loss), net of tax:
-Exchange differences on translation of foreign operations	(289,599)	66,501	289,593
Total comprehensive income for the year	7,194,190	16,737,342	12,890,891
Total comprehensive income attributable to:
Owners of the Company	7,118,117	16,832,782	12,968,513
Parent [member]
Disclosure Of Detailed Information About Parent Company Condensed Statements of Comprehensive Income [Line Items]
Investment income	38,695	60,006	113,793
Income from subsidiaries and VIEs	10,683,088	18,035,463	15,149,508
Total income	10,721,783	18,095,469	15,263,301
Total expenses
General and administrative expense	(113,983)	(113,056)	(91,233)
Credit impairment losses	6,972	2,210	(6,314)
Finance costs	(1,753,486)	(1,380,292)	(2,901,518)
Other gains/(losses) - net	(161,917)	202,562	89,878
Total expenses	(2,022,414)	(1,288,576)	(2,909,187)
Income before income tax expenses	8,699,369	16,806,893	12,354,114
Less: Income tax expenses	0	(2,513)	0
other comprehensive income/(loss)	8,699,369	16,804,380	12,354,114
Net profit attributable to:
Owners of the Company	8,699,369	16,804,380	12,354,114
Other comprehensive income/(loss), net of tax:
-Exchange differences on translation of foreign operations	(1,581,252)	28,402	614,399
Total comprehensive income for the year	7,118,117	16,832,782	12,968,513
Total comprehensive income attributable to:
Owners of the Company	¥ 7,118,117	¥ 16,832,782	¥ 12,968,513